Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangibles
Schedule of goodwill and intangibles assets related to acquisition

	Balance		Balance	Amortization
	December 31,	Amortization	December 31,	Period
(dollars in thousands)	2018	Expense	2019	(in years)
Goodwill - Wealth	$899	—	899	Indefinite
Total Goodwill	899	—	899

Intangible assets - trade name	266	—	266	Indefinite
Intangible assets - customer relationships	3,727	(204)	3,523	20
Intangible assets - non competition agreements	154	(69)	85	4
Total Intangible Assets	4,147	(273)	3,874
Total	$5,046	(273)	4,773

Schedule of future amortization	At December 31, 2019, the schedule of future intangible asset amortization is as follows (in thousands):

2020	273
2021	221
2022	204
2023	204
2024	204
Thereafter	2,502
$3,608